Long-Term Debt (Narrative) (Detail)														1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 14, 2017 USD ($)	Nov. 14, 2016 USD ($)	Aug. 12, 2016 USD ($)	May 13, 2016 USD ($)	Feb. 12, 2016 USD ($)	Nov. 13, 2015 USD ($)	Aug. 14, 2015 USD ($)	May 15, 2015 USD ($)	Feb. 13, 2015 USD ($)	Nov. 14, 2014 USD ($)	Aug. 14, 2014 USD ($)	May 15, 2014 USD ($)	Feb. 14, 2014 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid	$ 41,800,000	$ 41,400,000	$ 41,400,000	$ 41,400,000	$ 95,600,000	$ 94,300,000	$ 25,700,000	$ 25,700,000	$ 25,800,000	$ 25,600,000	$ 25,600,000	$ 25,700,000	$ 25,600,000								$ 219,800,000	$ 171,500,000	$ 102,500,000
Gains (Losses) on Extinguishment of Debt																		$ (37,300,000)	$ 0		10,000,000	(20,000,000)	0
Senior Secured Leverage Ratio															0.94			0.94
Senior Secured Leverage Ratio, maximum															3.75			3.75
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries																					2,550,700,000
Repayments of Senior Debt																$ 312,900,000
Early Repayment of Senior Debt																					0	13,600,000	0
Deferred Finance Costs, Net															$ 33,800,000			$ 33,800,000			$ 34,000,000	40,900,000
Financial Guarantee [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																					7.50%
Guarantor Obligations, Maximum Exposure, Undiscounted																					$ 497,000,000
Crestwood Midstream Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity															350,000,000			350,000,000			$ 350,000,000
Line of Credit Facility, Lender Consent Borrowing Capacity															325,000,000			$ 325,000,000
Crestwood Midstream Credit Facility | Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage																					0.30%
Crestwood Midstream Credit Facility | Maximum
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage																					0.50%
Crestwood Midstream Credit Facility | Revolving Credit Facility | Eurodollar [Member] | Minimum
Debt Instrument [Line Items]
Variable interest rate																					1.75%
Crestwood Midstream Credit Facility | Revolving Credit Facility | Eurodollar [Member] | Maximum
Debt Instrument [Line Items]
Variable interest rate																					2.75%
Crestwood Midstream Revolver
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt																				$ (1,800,000)
Consolidated leverage ratio, maximum																		550.00%			550.00%
Crestwood Midstream Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount															644,400,000			$ 644,400,000			$ 734,400,000
Letters of credit outstanding															$ 70,800,000			$ 70,800,000			$ 64,000,000	$ 62,200,000
Debt, Weighted Average Interest Rate															3.36%			3.36%			3.23%	2.70%
Total funded debt to consolidated EBITDA																		3.92			3.74
Consolidated EBITDA to consolidated interest expense																		3.90			3.92
Senior Secured Leverage Ratio																					0.18
Interest Coverage Ratio Minimum																		2.50			2.50
Senior Secured Leverage Ratio, maximum																					3.75
Crestwood Midstream Revolver | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate															3.15%			3.15%			3.21%	2.70%
Crestwood Midstream Revolver | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate															5.25%			5.25%			5.25%	5.00%
Crestwood Midstream Revolver | Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Variable interest rate																					0.50%
Crestwood Midstream Revolver | Revolving Credit Facility | Eurodollar [Member]
Debt Instrument [Line Items]
Variable interest rate																					1.00%
Crestwood Midstream Revolver | Revolving Credit Facility | Eurodollar [Member] | Minimum
Debt Instrument [Line Items]
Variable interest rate																					0.75%
Crestwood Midstream Revolver | Revolving Credit Facility | Eurodollar [Member] | Maximum
Debt Instrument [Line Items]
Variable interest rate																					1.75%
Crestwood Midstream Revolver | Bridge Loan
Debt Instrument [Line Items]
Credit agreement outstanding carrying value																					$ 25,000,000
Crestwood Midstream Revolver | Line of Credit [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from Issuance of Debt																				720,000,000
Senior Notes, 2020
Debt Instrument [Line Items]
Repayments of Senior Debt															$ 325,000,000
Senior Notes, 2020 | Subsequent Event
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt														$ (300,000)
Repayments of Senior Debt														$ 14,200,000
Senior Notes, 2020 | Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																					6.00%
Senior notes															13,800,000			$ 13,800,000			$ 338,800,000	$ 500,000,000
Extinguishment of Debt, Amount															13,800,000	161,200,000
Interest Paid																4,500,000		4,800,000
Senior Notes, 2022
Debt Instrument [Line Items]
Repayments of Senior Debt															793,500,000
Deferred Finance Costs, Net															6,800,000			6,800,000
Senior Notes, 2022 | Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																					6.125%
Senior notes															0			0			$ 436,400,000	600,000,000
Extinguishment of Debt, Amount																163,600,000
Interest Paid																$ 2,600,000		1,000,000
Senior Notes, 2023 | Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																					6.25%
Senior notes															$ 700,000,000			$ 700,000,000			$ 700,000,000	700,000,000
Senior Notes, 2019
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt																	$ (17,100,000)
Senior Notes, 2019 | Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	7.75%
Interest Paid																	$ 500,000
Early Repayment of Senior Debt																	364,100,000
Call Premium On Debt Redemption																	13,600,000
Senior Notes, 2025 | Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															5.75%			5.75%
Senior notes															$ 500,000,000			$ 500,000,000			0
Crestwood Midstream Partners LP
Debt Instrument [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid							$ 74,300,000	$ 74,300,000	$ 74,300,000	$ 74,100,000	$ 74,100,000	$ 74,200,000	$ 74,100,000									222,900,000	296,500,000
Gains (Losses) on Extinguishment of Debt																		(37,300,000)	$ 0		10,000,000	(18,900,000)	0
Early Repayment of Senior Debt																					0	13,600,000	$ 0
Crestwood Midstream Partners LP | Revolving Credit Facility
Debt Instrument [Line Items]
Credit agreement outstanding carrying value																					1,500,000,000	1,000,000,000
Crestwood Midstream Partners LP | Senior Notes, 2020
Debt Instrument [Line Items]
Senior notes															13,900,000			13,900,000			340,600,000	503,300,000
Crestwood Midstream Partners LP | Senior Notes, 2022
Debt Instrument [Line Items]
Senior notes															0			0			429,300,000	588,400,000
Crestwood Midstream Partners LP | Senior Notes, 2023
Debt Instrument [Line Items]
Senior notes															691,000,000			691,000,000			690,600,000	689,400,000
Crestwood Midstream Partners LP | Senior Notes, 2023 | Senior Notes
Debt Instrument [Line Items]
Proceeds from Issuance of Debt																					688,300,000
Crestwood Midstream Partners LP | Senior Notes, 2019 | Senior Notes
Debt Instrument [Line Items]
Long-term Debt																	$ 350,000,000
Crestwood Midstream Partners LP | Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired
Debt Instrument [Line Items]
Total payments due																					4,200,000	6,600,000
Obligations under noncompete agreements, unamortized discount																					$ 500,000	1,300,000
Crestwood Midstream Partners LP | Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired | Minimum
Debt Instrument [Line Items]
Inputed interest																					5.02%
Crestwood Midstream Partners LP | Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired | Maximum
Debt Instrument [Line Items]
Inputed interest																					8.00%
Crestwood Midstream Partners LP | Senior Notes, 2025
Debt Instrument [Line Items]
Senior notes															$ 491,600,000			491,600,000			$ 0
Crestwood Midstream Partners LP | Senior Notes, 2025 | Senior Notes
Debt Instrument [Line Items]
Proceeds from Issuance of Debt																		$ 492,000,000
Crestwood Equity Partners LP
Debt Instrument [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid																				$ 378,300,000
Crestwood Equity Partners LP | Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired
Debt Instrument [Line Items]
Total payments due																					4,200,000	6,800,000
Obligations under noncompete agreements, unamortized discount																					$ 500,000	$ 1,300,000
Crestwood Equity Partners LP | Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired | Minimum
Debt Instrument [Line Items]
Inputed interest																					5.02%
Crestwood Equity Partners LP | Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired | Maximum
Debt Instrument [Line Items]
Inputed interest																					8.00%